Portfolio of investments—March 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 2.93%
California: 0.41%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (70 shares) 0.30% 144Aø	$ 7,000,000	$ 7,000,000
New York: 1.41%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares (242 shares) 0.30% 144Aø	24,200,000	24,200,000
Other: 1.11%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (50 shares) 0.30% 144Aø	5,000,000	5,000,000
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (110 shares) 0.30% 144Aø	11,000,000	11,000,000
Nuveen Quality Municipal Income Fund Series 1-2118 (30 shares) 0.30% 144Aø	3,000,000	3,000,000
		19,000,000
Total Closed end municipal bond fund obligations (Cost $50,200,000)		50,200,000

	Interest rate	Maturity date
Municipal obligations: 96.53%
Alabama: 4.07%
Education revenue: 0.03%
University of South Alabama Series 2021 (BAM Insured)	4.00%	4-1-2025	500,000	526,993
Health revenue: 1.66%
Alabama Health Care Authority for Baptist Health Series B ø	0.79	11-1-2042	8,000,000	8,000,000
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) €	0.82	11-15-2037	19,250,000	19,250,000
Tender Option Bond Trust Receipts/Certificates Series 2020-XG0301 (Bank of America NA LOC, AGM Insured, Bank of America NA LIQ) 144Aø	0.55	6-1-2050	1,135,000	1,135,000
				28,385,000
Utilities revenue: 2.38%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,415,000	4,444,647
Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2022	500,000	501,960
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	0.50	8-1-2037	8,195,000	8,195,000
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	4,105,452
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) 144Aø	0.71	9-1-2046	23,550,000	23,550,000
				40,797,059
				69,709,052
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.77%
Airport revenue: 0.16%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00%	10-1-2022	$ 500,000	$ 508,546
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2025	2,000,000	2,170,013
				2,678,559
Housing revenue: 0.20%
Alaska Housing Finance Corporation Series 2021 144A	0.40	7-1-2024	3,500,000	3,499,659
Miscellaneous revenue: 0.41%
Alaska Municipal Bond Bank Series 1	5.00	12-1-2022	3,000,000	3,071,481
Alaska Municipal Bond Bank Series 1	5.00	12-1-2023	1,900,000	1,998,684
Alaska Municipal Bond Bank Series 1	5.00	12-1-2024	1,750,000	1,886,329
				6,956,494
				13,134,712
Arizona: 1.26%
Education revenue: 0.11%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.71	12-15-2047	1,985,299	1,985,299
Health revenue: 0.51%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	0.74	1-1-2046	4,000,000	4,000,033
Maricopa County AZ IDA Series 2021A	5.00	9-1-2024	150,000	160,782
Maricopa County AZ IDA Series 2021A	5.00	9-1-2025	500,000	549,136
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	3,987,987
				8,697,938
Industrial development revenue: 0.64%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,415,000	3,443,378
Chandler AZ IDA Intel Corporation Project øø	5.00	6-1-2049	2,425,000	2,564,759
Phoenix AZ IDA Various Republic Services Incorporated Projects øø	0.45	12-1-2035	5,000,000	4,996,988
				11,005,125
				21,688,362
Arkansas: 0.57%
Health revenue: 0.08%
Batesville AK Public Facilities Board Hospital White River Health System Incorporated	5.00	6-1-2024	1,345,000	1,409,270
See accompanying notes to portfolio of investments

2  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.46%
Arkansas Development Finance Authority Multifamily Housing Cottages Apartments (Department of Housing and Urban Development Insured)	1.25%	12-1-2024	$ 1,835,000	$ 1,808,952
Arkansas Development Finance Authority Multifamily Housing Homes Project (Department of Housing and Urban Development Insured)	1.20	3-1-2024	6,000,000	5,997,074
				7,806,026
Tax revenue: 0.03%
Cabot AR Series 2021B	5.00	12-1-2023	200,000	210,354
Cabot AR Series 2021B	5.00	12-1-2025	275,000	303,333
				513,687
				9,728,983
California: 6.84%
Airport revenue: 0.16%
Port of Oakland Prerefunded Bond Series 2021H	5.00	5-1-2022	195,000	195,593
Port of Oakland Unrefunded Bond Series 2021H	5.00	5-1-2022	2,505,000	2,512,505
				2,708,098
GO revenue: 0.01%
Oceanside CA Unified School District Series 2012-C ¤	0.00	8-1-2051	1,255,000	200,059
Health revenue: 4.14%
California CDA Emanate Health Series A	5.00	4-1-2025	750,000	813,706
California CDA Health Facilities Catholic Series D (AGM Insured) €	0.78	7-1-2041	24,850,000	24,850,000
California CDA Health Facilities Catholic Series E (AGM Insured) €	0.78	7-1-2040	2,225,000	2,225,000
California CDA Health Facilities Catholic Series F (AGM Insured) €	0.70	7-1-2040	16,300,000	16,300,000
California CDA Kaiser Permanente Commercial Paper	0.83	8-2-2022	3,800,000	3,797,421
California HFFA Commerical Paper Series E	0.52	6-15-2022	4,500,000	4,496,908
California HFFA Kaiser Permanente Series C	5.00	8-1-2031	2,740,000	2,795,321
California HFFA Stanford Heath Care Series A	3.00	8-15-2054	4,000,000	4,112,232
California PFA Kaiser Permanente Series 2021A	4.00	10-15-2025	400,000	422,421
Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured) €	1.05	11-1-2036	8,975,000	8,975,000
Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured) €	1.15	11-1-2036	1,250,000	1,250,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) €	1.05	11-1-2036	925,000	925,000
				70,963,009
Housing revenue: 0.05%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	0.76	10-1-2036	878,000	878,000
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.17%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series 2021B	0.39%	10-1-2047	$ 2,000,000	$ 1,948,584
Riverside CA Refunding Certificate of Participation Riverside Renaissance Projects Series 2008 (Bank of America NA LOC) ø	0.50	3-1-2037	890,000	890,000
				2,838,584
Resource recovery revenue: 0.29%
California PCFA Series A 144Aøø	0.45	8-1-2023	5,000,000	4,996,988
Tax revenue: 1.62%
Cathedral City CA RDA Series 2021C (BAM Insured)	4.00	8-1-2025	600,000	629,716
Tender Option Bond Trust Receipts/Certificates Various States Floaters Series 2021-XF1238 (Royal Bank of Canada LIQ) 144Aø	0.54	6-1-2028	1,700,000	1,700,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.76	7-7-2036	23,000,000	23,000,000
Western Placer Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	2,500,000	2,447,083
				27,776,799
Transportation revenue: 0.20%
Bay Area Toll Authority Series B (SIFMA Municipal Swap +0.28%) ±	0.77	4-1-2056	3,500,000	3,498,822
Utilities revenue: 0.20%
California Community Choice Financing Authority Clean Energy Project Series 2021A	4.00	12-1-2023	800,000	821,784
Vernon CA Electric System Series A	5.00	10-1-2023	1,250,000	1,299,754
Vernon CA Electric System Series A	5.00	10-1-2024	1,200,000	1,272,461
				3,393,999
				117,254,358
Colorado: 0.67%
Airport revenue: 0.12%
Denver CO City and County Airport Revenue AMT Series B-2	5.00	11-15-2031	1,840,000	2,000,652
Education revenue: 0.09%
Colorado University Enterprise and Refunding Bond Series C	2.00	6-1-2054	1,500,000	1,491,983
Health revenue: 0.03%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	540,810
Miscellaneous revenue: 0.26%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,385,000	1,432,210
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2024	2,000,000	2,067,984
Colorado Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,000,000	1,040,511
				4,540,705
See accompanying notes to portfolio of investments

4  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.02%
Regional Transportation District Private Activity Revenue Denver Transit Partners Eagle P3	5.00%	7-15-2024	$ 300,000	$ 315,680
Transportation revenue: 0.12%
E-470 Public Highway Authority Revenue Series B (U.S. SOFR +0.35%) ±	0.54	9-1-2039	2,000,000	1,988,752
Water & sewer revenue: 0.03%
Central Weld County CO Water District Water Revenue (AGM Insured)	5.00	12-1-2025	520,000	571,839
				11,450,421
Connecticut: 3.27%
Education revenue: 1.04%
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,405,000	7,370,146
Connecticut HEFAR Yale University issue Series B	0.55	7-1-2037	8,150,000	8,011,381
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2022	1,350,000	1,379,211
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2024	585,000	625,546
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	460,821
				17,847,105
GO revenue: 0.85%
Bridgeport CT Series A	5.00	6-1-2023	655,000	679,349
Bridgeport CT Series A	5.00	6-1-2024	800,000	849,833
Bridgeport CT Series A	5.00	6-1-2025	2,695,000	2,930,520
Bridgeport CT Series C	5.00	2-15-2024	445,000	469,370
Bridgeport CT Series C	5.00	2-15-2025	750,000	809,911
Connecticut Series A	3.00	1-15-2025	3,000,000	3,065,607
Connecticut Series C	3.00	6-1-2022	1,050,000	1,053,559
Connecticut Series C	3.00	6-1-2023	600,000	608,955
Connecticut Series C	3.00	6-1-2024	1,055,000	1,077,742
Connecticut Series C	4.00	6-1-2023	435,000	446,459
Connecticut Series C	4.00	6-1-2024	500,000	521,290
North Branford CT BAN	2.00	8-4-2022	2,000,000	2,005,747
				14,518,342
Health revenue: 0.04%
Connecticut HEFA Revenue Bonds Stamford Hospital Issue Series M %%	5.00	7-1-2023	175,000	181,246
Connecticut HEFA Stamford Hospital Series L-1	4.00	7-1-2024	600,000	620,686
				801,932
Housing revenue: 1.18%
Connecticut HFA Mortgage Finance Program Bonds Series A Subseries A-4 (SIFMA Municipal Swap +0.30%) ±	0.79	11-15-2050	15,000,000	15,000,011
Connecticut HFA Series 25	2.50	6-15-2022	840,000	842,461
Connecticut HFA Series A Subseries A-1	0.20	5-15-2022	700,000	699,439
Connecticut HFA Series A Subseries A-1	0.30	11-15-2024	500,000	477,548
Connecticut HFA Series A Subseries A-1	0.40	11-15-2023	300,000	292,627
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Connecticut HFA Series A Subseries A-1	0.40%	5-15-2025	$ 500,000	$ 474,041
Waterbury CT Housing Authority MFHR Exchange Place Project	0.40	2-1-2023	2,500,000	2,493,107
				20,279,234
Tax revenue: 0.16%
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2023	375,000	388,244
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2024	1,000,000	1,061,320
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2025	1,150,000	1,248,050
				2,697,614
				56,144,227
Delaware: 0.17%
Miscellaneous revenue: 0.17%
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-XF2945 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.71	6-15-2043	2,840,000	2,840,000
District of Columbia: 1.81%
Airport revenue: 0.30%
Metropolitan Washington DC Airports Authority Revenue and Refunding Bonds Series 2021A	5.00	10-1-2024	3,000,000	3,199,144
Metropolitan Washington DC Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2022	2,000,000	2,036,074
				5,235,218
Housing revenue: 1.15%
District of Columbia HFA Park Southern Apartments Project (FHA Insured)	0.70	6-1-2024	20,000,000	19,694,156
Transportation revenue: 0.34%
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2023	3,600,000	3,752,799
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2024	2,000,000	2,136,190
				5,888,989
Water & sewer revenue: 0.02%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C øø	1.75	10-1-2054	300,000	297,928
				31,116,291
Florida: 2.49%
Education revenue: 0.05%
Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	520,951
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	265,283
				786,234
See accompanying notes to portfolio of investments

6  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.16%
Jacksonville FL HCFR Series E ø	0.52%	8-1-2036	$ 1,000,000	$ 1,000,000
Lee Memorial Health System Series B ø	0.74	4-1-2049	1,800,000	1,800,000
				2,800,000
Housing revenue: 2.00%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured) øø	1.25	5-1-2024	9,000,000	8,917,167
Capital Trust Agency Florida Council Towers Apartments Project Series A	1.50	11-1-2023	10,450,000	10,425,186
Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.89	11-1-2058	10,000,000	10,000,000
Miami-Dade County FL HFA MFHR	0.25	12-1-2023	5,000,000	4,951,773
				34,294,126
Miscellaneous revenue: 0.14%
Refunding Certificate of Participation School Board of Hillsborough County FL Series 2015A	5.00	7-1-2026	2,235,000	2,428,488
Transportation revenue: 0.03%
Miami-Dade County FL Expressway Authority Series B	5.00	7-1-2022	460,000	463,877
Water & sewer revenue: 0.11%
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2025	635,000	695,672
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2026	1,100,000	1,230,665
				1,926,337
				42,699,062
Georgia: 2.10%
Health revenue: 0.17%
Cobb County GA Kennestone Hospital Authority Anticipation Certificate Wellstar	5.00	4-1-2024	1,300,000	1,375,425
Cobb County GA Kennestone Hospital Authority Anticipation Certificate Wellstar	5.00	4-1-2025	660,000	714,263
The Hospital Authority of Hall County & the City of Gainesville Revenue Anticipation Certificate Series 2021A	5.00	2-15-2026	700,000	770,068
				2,859,756
Housing revenue: 1.08%
Augusta GA Housing Authority Georgia Multifamily Housing Series 2021 (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,875,000	8,749,017
College Park GA Business & IDA Series 2021B	1.25	7-1-2025	10,000,000	9,786,895
				18,535,912
Transportation revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1117 (Deutsche Bank LIQ) 144Aø	0.55	7-15-2051	2,160,000	2,160,000
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.72%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project øø	1.55%	12-1-2049	$ 4,100,000	$ 4,094,105
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ) øø	4.00	8-1-2048	805,000	829,531
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2024	700,000	725,793
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2025	1,000,000	1,046,002
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2023	1,000,000	1,026,242
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2026	2,200,000	2,315,872
Monroe County GA Development Authority PCR Georgia Power Company Plant Scherer Project First Series 2009	1.00	7-1-2049	1,875,000	1,770,056
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A	5.00	1-1-2024	165,000	173,172
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2025	200,000	215,303
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2026	225,000	247,896
				12,443,972
				35,999,640
Guam: 0.14%
Airport revenue: 0.14%
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2022	1,000,000	1,017,092
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	1,395,000	1,457,862
				2,474,954
Hawaii: 0.35%
GO revenue: 0.24%
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2023	2,250,000	2,332,499
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2024	1,750,000	1,858,485
				4,190,984
Health revenue: 0.11%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	0.96	7-1-2039	1,855,000	1,855,000
				6,045,984
Idaho: 0.16%
Housing revenue: 0.16%
Idaho Housing & Finance Association Series A ø	0.68	1-1-2038	2,815,000	2,815,000
Illinois: 4.95%
Airport revenue: 0.25%
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	4,205,000	4,296,337
See accompanying notes to portfolio of investments

8  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.35%
Illinois Finance Authority Benedictine University Series 2021	5.00%	10-1-2025	$ 600,000	$ 636,937
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2023	1,400,000	1,466,471
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2025	1,500,000	1,645,973
Southern Illinois University Housing and Auziliary Facilities Refunding Revenue Bonds Series A (BAM Insured)	4.00	4-1-2024	1,200,000	1,243,687
University of Illinois Auxiliary Facilities Series A	5.00	4-1-2022	1,070,000	1,070,000
				6,063,068
GO revenue: 1.31%
Chicago IL Board of Education Series 2020A	5.00	12-1-2022	400,000	408,197
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	3,670,000	3,503,873
Chicago IL Series A	5.00	1-1-2025	2,500,000	2,654,956
Cook County IL Refunding Bond Series 2021A	5.00	11-15-2022	4,000,000	4,085,804
Cook County IL Refunding Bond Series 2021A	5.00	11-15-2024	2,500,000	2,679,202
Cook County IL Refunding Bond Series C	5.00	11-15-2022	3,045,000	3,110,318
Kane & Cook Counties IL Community College District #509 Series 2021B	4.00	12-15-2025	1,200,000	1,285,436
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2025	1,250,000	1,303,343
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2026	500,000	526,730
Whiteside & Lee Counties IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2022	1,375,000	1,397,599
Whiteside & Lee Counties IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,480,953
				22,436,411
Health revenue: 0.17%
Illinios Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2023	205,000	208,875
Illinois Finance Authority Healthcare System Series B-1	5.00	5-15-2050	1,200,000	1,268,711
Illinois Finance Authority Rehabilitation Institute of Chicago	5.00	7-1-2023	1,100,000	1,133,176
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2024	210,000	215,234
				2,825,996
Miscellaneous revenue: 0.73%
Chicago IL Board of Education Series B	5.00	12-1-2022	1,500,000	1,530,738
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,199,890
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,315,754
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	4,000,000	4,344,201
Illinois Series A	5.00	3-1-2023	3,000,000	3,080,558
				12,471,141
Tax revenue: 1.92%
Illinois Regional Transportation Authority Series B-RMKT øø	0.65	6-1-2025	23,740,000	23,740,000
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	1,000,000	1,023,052
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	6,057,024
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A	3.00	6-15-2024	2,100,000	2,116,598
				32,936,674
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.22%
Geneva IL Series 2021	4.00%	2-1-2024	$ 650,000	$ 673,055
Joliet IL Waterworks and Sewerage Senior Lien Revenue BAN Series 2022%%	5.00	1-1-2024	2,000,000	2,089,511
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2023	500,000	507,276
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2026	500,000	523,809
				3,793,651
				84,823,278
Indiana: 2.29%
Education revenue: 0.04%
Town of Upland IN Economic Development Revenue Bonds Series 2021	4.00	9-1-2025	590,000	617,506
GO revenue: 0.12%
Center Grove IN Community School Corporation Series 2021B	4.00	7-1-2023	2,025,000	2,074,011
Industrial development revenue: 1.00%
Indiana Finance Authority Tax-Exempt Private Activity Bonds Series 2013	5.00	7-1-2048	14,315,000	14,828,877
Whiting IN Environmental Facilities North America Incorporated Project	5.00	11-1-2047	2,250,000	2,405,088
				17,233,965
Miscellaneous revenue: 0.65%
Brownsburg IN 1999 School Building Corporation BAN 144A	1.75	2-1-2023	6,000,000	6,003,138
Fort Wayne IN RDA Indiana Lease Rental Revenue Refunding Bonds Series 2022	4.00	8-1-2023	795,000	817,079
Fort Wayne IN RDA Lease Rental Revenue Refunding Bonds Series 2022	4.00	8-1-2024	730,000	761,213
Indianapolis IN Series 2021A	5.00	6-1-2024	1,700,000	1,796,275
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2022	95,000	95,755
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2023	210,000	215,750
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2024	215,000	222,448
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2024	220,000	229,345
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2025	225,000	236,268
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2025	225,000	238,053
Tippecanoe County IN Vinton-Tecumseh School Building Corporation Series 2021	3.00	1-15-2025	505,000	516,731
				11,132,055
Utilities revenue: 0.33%
Mount Vernon Industry Environmental Southern Industry Gas and Electric Company	0.88	9-1-2055	5,750,000	5,634,822
See accompanying notes to portfolio of investments

10  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.15%
Columbus IN Waterworks Revenue Bond	0.50%	6-3-2022	$ 2,500,000	$ 2,496,572
				39,188,931
Iowa: 0.54%
Industrial development revenue: 0.54%
Iowa Finance Authority Midwestern Disaster Area Economic Development Revenue Bonds Series 2009B ø	0.56	9-1-2036	6,200,000	6,200,000
Iowa Finance Authority Solid Waste Facilities Revenue (Citibank NA LOC)	1.50	1-1-2042	3,000,000	2,982,272
				9,182,272
Kansas: 0.42%
Health revenue: 0.13%
Wichita KS HCFR Presbyterian Manors Obligated Group	4.00	5-15-2022	1,250,000	1,250,632
Wichita KS HCFR Series I	3.75	5-15-2023	955,000	955,727
				2,206,359
Utilities revenue: 0.29%
Burlington KS Environmental Impact Series A ø	0.76	9-1-2035	5,000,000	5,000,000
				7,206,359
Kentucky: 1.12%
Education revenue: 0.07%
Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2022	175,000	177,529
Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2023	450,000	461,957
Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2025	485,000	505,074
				1,144,560
Housing revenue: 0.58%
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	10,000,000	9,987,736
Resource recovery revenue: 0.23%
Kentucky EDFA Solid Waste Refunding Revenue Bonds Series 2010A øø	1.05	4-1-2031	4,000,000	3,998,559
Utilities revenue: 0.12%
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,080,094
Water & sewer revenue: 0.12%
Kentucky Rural Water Financing Agency Series 2021A	0.40	5-1-2023	2,000,000	1,950,465
				19,161,414
Louisiana: 1.52%
Airport revenue: 0.33%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	5,540,000	5,542,491
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.30%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Children's Medical Center Project	5.00%	6-1-2045	$ 5,000,000	$ 5,178,834
Miscellaneous revenue: 0.60%
Louisiana Local Government Environmental Facilities and CDA Subordinated Lien Bond East Baton Rouge	0.88	2-1-2046	9,000,000	8,636,139
Lousiana Stadium & Exposition District Revenue BAN	4.00	7-3-2023	1,600,000	1,628,941
				10,265,080
Tax revenue: 0.29%
Louisiana Gasoline and Fuel Tax Second Lien Revenue Refunding Bonds Series A (U.S. SOFR +0.50%) ±	0.70	5-1-2043	5,000,000	4,990,250
				25,976,655
Maine: 0.10%
Education revenue: 0.02%
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2022	370,000	378,371
Health revenue: 0.08%
Maine HEFAR Bonds Series 2020A	4.00	7-1-2024	335,000	347,964
Maine HEFAR Bonds Series 2020A	4.00	7-1-2024	420,000	438,979
Maine HEFAR Bonds Series 2020A	5.00	7-1-2023	255,000	265,243
Maine HEFAR Bonds Series 2020A	5.00	7-1-2023	320,000	332,894
				1,385,080
				1,763,451
Maryland: 2.28%
Health revenue: 0.08%
Maryland Health & HEFAR Adventist Healthcare Series 2021	5.00	1-1-2023	795,000	815,128
Maryland Health & HEFAR Adventist Healthcare Series 2021	5.00	1-1-2024	540,000	568,077
				1,383,205
Housing revenue: 2.20%
CDA Department of Housing & Community Development Multifamily Development Revenue Bonds Series 2021B	0.80	9-1-2023	15,000,000	14,749,421
Maryland CDA 144A	1.33	1-1-2024	6,000,000	5,891,327
Maryland CDA Department Housing Rosemont Tower LLC Series A (GNMA Insured) 144A	0.83	5-1-2023	7,400,000	7,314,559
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	10,000,000	9,764,980
				37,720,287
				39,103,492
See accompanying notes to portfolio of investments

12  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 1.76%
Education revenue: 0.04%
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00%	7-1-2022	$ 205,000	$ 205,686
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2023	210,000	213,150
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2024	225,000	229,982
				648,818
Health revenue: 0.35%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2022	115,000	116,014
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2023	125,000	128,949
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2024	125,000	131,137
Massachusetts Development Finance Agency Wellforce Incorporate Series C (AGM Insured)	5.00	10-1-2023	635,000	663,041
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) €	0.35	7-1-2042	5,020,000	5,020,000
				6,059,141
Housing revenue: 0.34%
Boston Housing Authority Capital Program Revenue Refunding Series B	5.00	10-1-2024	650,000	696,909
Boston Housing Authority Capital Program Revenue Refunding Series B	5.00	10-1-2025	380,000	416,308
Massachusetts Development Finance Agency MFHR Bonds Salem Heights Series B	0.25	7-1-2024	2,750,000	2,682,545
Massachusetts HFA Series 212	1.45	12-1-2049	2,000,000	1,998,949
				5,794,711
Tax revenue: 0.11%
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2023	1,775,000	1,847,640
Transportation revenue: 0.92%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	15,490,000	15,857,767
				30,208,077
Michigan: 1.49%
Education revenue: 0.15%
Lake Superior State University Michigan Revenue Refunding General (AGM Insured)	4.00	11-15-2023	525,000	542,058
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Morgan Stanley Bank LIQ) 144Aø	0.66	11-1-2028	2,000,000	2,000,000
				2,542,058
GO revenue: 0.22%
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2022	1,025,000	1,027,290
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2025	2,685,000	2,829,488
				3,856,778
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.24%
Kent MI Hospital Finance Authority Series 2015A (SIFMA Municipal Swap +0.25%) ±	0.76%	1-15-2047	$ 2,000,000	$ 2,000,000
Michigan Finance Authority Bronson Healthcare Group Incorporated Series 2019B	3.50	11-15-2044	800,000	809,759
Michigan Finance Authority Hospital Revenue Refunding Bonds Mclaren Heath Care Series A	5.00	6-1-2025	1,350,000	1,362,294
				4,172,053
Housing revenue: 0.88%
Michigan Housing Development AMT Refunding Bond Series B (Industrial & Commercial Bank of China Limited SPA) ø	1.50	6-1-2038	15,000,000	15,000,000
				25,570,889
Minnesota: 1.98%
GO revenue: 1.75%
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	0.64	3-20-2024	30,000,000	30,000,000
Health revenue: 0.05%
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	390,857
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	403,137
				793,994
Miscellaneous revenue: 0.03%
Lake Agassiz Education Cooperative Certificate of Participation Series A	3.00	2-1-2023	255,000	256,474
Lake Agassiz Education Cooperative Certificate of Participation Series A	3.00	2-1-2024	265,000	266,779
				523,253
Utilities revenue: 0.15%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds Series 2022	4.00	12-1-2023	2,500,000	2,577,572
				33,894,819
Mississippi: 0.54%
Health revenue: 0.52%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	0.20	9-1-2036	9,000,000	8,947,108
Miscellaneous revenue: 0.02%
Mississippi Development Bank Series 2010B (Bank of America NA LOC) ø	0.55	1-1-2045	300,000	300,000
				9,247,108
Missouri: 0.59%
Miscellaneous revenue: 0.59%
Missouri Public Utilities Commission Interim Construction Notes Series 2022	0.75	8-1-2023	10,400,000	10,187,435
See accompanying notes to portfolio of investments

14  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 0.95%
Miscellaneous revenue: 0.37%
Gretna NE Series 2021	4.00%	12-15-2025	$ 3,000,000	$ 3,129,438
Gretna NE Tax Supported Certificates Serties 2022	5.00	12-15-2025	3,000,000	3,223,426
				6,352,864
Utilities revenue: 0.58%
Nebraska Public Power District Revenue General Series A	0.60	1-1-2051	10,075,000	9,902,293
				16,255,157
Nevada: 2.31%
Airport revenue: 0.20%
Clark County NV Airport System Junior Subordinate Lien Revenue Notes Series 2021B	5.00	7-1-2025	3,200,000	3,454,089
GO revenue: 0.16%
Clark County NV School District Refunding Bond Limited Tax Series A	5.00	6-15-2023	2,095,000	2,175,181
Clark County NV School District Refunding Bond Limited Tax Series C	5.00	6-15-2023	500,000	519,136
				2,694,317
Housing revenue: 0.35%
Nevada Housing Division Multi Unit Housing Whittell Pointe	0.30	10-1-2023	6,000,000	5,964,935
Industrial development revenue: 1.01%
Director of the State of Nevada Department of Business and Industry Revenue Bonds Series 2020A 144A	0.85	1-1-2050	17,500,000	17,407,686
Utilities revenue: 0.50%
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	6,000,000	6,001,591
Washoe County NV Water Facility Revenue Refunding Bond AMT Sierra Pacific Power Company	2.05	3-1-2036	2,500,000	2,500,663
				8,502,254
Water & sewer revenue: 0.09%
Washoe County NV Water Facility Revenue Refunding Bond Sierra Pacific Power Company	0.63	3-1-2036	1,500,000	1,499,748
				39,523,029
New Jersey: 3.08%
Education revenue: 0.07%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2023	300,000	314,222
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2025	850,000	926,905
				1,241,127
GO revenue: 1.60%
New Jersey EDA School Facilities Construction Notes Series GGG 144A	5.25	9-1-2022	10,000,000	10,156,098
New Jersey EDA Series G 144A	5.25	9-1-2023	10,000,000	10,433,432
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  15

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Newark NJ Refunding Bond Qualified General Improvement Series A	5.00%	10-1-2022	$ 750,000	$ 761,926
Plainfield NJ BAN	1.00	8-16-2022	6,000,000	5,991,561
				27,343,017
Housing revenue: 0.17%
New Jersey Housing & Mortgage Finance Agency Multifamily Conduit Post Road Gardens Series A	0.75	5-1-2023	3,000,000	2,998,005
Miscellaneous revenue: 0.44%
Burlington County NJ Bridge Commission Series 2021C	2.00	11-10-2022	4,000,000	4,013,788
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	785,562
New Jersey Transportation Trust Fund Series D	5.25	12-15-2023	2,600,000	2,731,935
				7,531,285
Tax revenue: 0.18%
New Jersey COVID-19 Emergency Series A	4.00	6-1-2023	3,000,000	3,067,873
Transportation revenue: 0.33%
New Brunswick NJ Parking Authority City Guaranteed Series B (Municipal Government Guaranty Insured)	5.00	9-1-2022	700,000	710,391
New Brunswick NJ Parking Authority City Guaranteed Series B (BAM Insured)	5.00	9-1-2024	875,000	936,400
New Jersey TTFA Series A	5.00	6-15-2042	1,000,000	1,007,868
New Jersey TTFA Series A	5.25	12-15-2022	1,295,000	1,326,113
New Jersey TTFA Series AA	5.00	6-15-2032	1,655,000	1,667,855
				5,648,627
Water & sewer revenue: 0.29%
New Jersey EDA Refunding Bond AMT American Water Company Incorporated	1.20	11-1-2034	5,000,000	4,952,001
				52,781,935
New Mexico: 0.07%
Health revenue: 0.07%
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2022	445,000	447,695
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2023	665,000	688,707
				1,136,402
New York: 12.61%
Airport revenue: 0.15%
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2023	1,260,000	1,306,120
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2024	1,250,000	1,320,381
				2,626,501
Education revenue: 0.30%
Albany NY IDA Foundation State University Project Series A ø	0.62	7-1-2032	2,265,000	2,265,000
See accompanying notes to portfolio of investments

16  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New York Dormitory Authority Iona College Series 2022	5.00%	7-1-2023	$ 550,000	$ 569,975
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2022	550,000	555,367
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2023	575,000	598,097
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2024	600,000	638,847
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2025	425,000	462,628
				5,089,914
GO revenue: 4.24%
Corinth NY Central School District BAN	1.25	7-22-2022	3,340,000	3,339,839
Cortland NY Enlarged City School District Revenue BAN	2.00	7-29-2022	3,780,000	3,788,027
East Ramapo NY Central School District Deficiency Notes	1.25	5-5-2022	2,150,000	2,149,654
Long Beach NY Public Improvement Series A	5.00	9-1-2022	1,770,000	1,794,957
Long Beach NY Public Improvement Series A	5.00	9-1-2023	2,075,000	2,152,781
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) €	0.70	8-1-2026	775,000	775,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) €	0.75	10-1-2027	22,650,000	22,650,000
New York NY Series 3 ø	0.71	4-1-2042	6,500,000	6,500,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured) €	0.79	6-1-2036	1,350,000	1,350,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured) €	0.75	6-1-2036	9,425,000	9,425,000
New York NY Subordinate Bond Series C-4 (AGM Insured) €	0.70	1-1-2032	800,000	800,000
New York NY Various Fiscal 2021 Series 2 ø	0.71	4-1-2042	500,000	500,000
Oyster Bay NY New York Water District Notes 2022	3.00	3-9-2023	12,000,000	12,119,810
Poughkeepsie NY Series 2021	2.50	4-29-2022	800,000	800,293
Tonawanda Erie County NY BAN Series 2021	1.00	6-2-2022	3,878,000	3,876,704
Yonkers NY Series 2021A (AGM Insured)	5.00	2-15-2025	315,000	339,980
Yonkers NY Series 2021B (AGM Insured)	5.00	2-15-2025	305,000	329,275
				72,691,320
Health revenue: 0.29%
Broome County NY Local Development Corporation United Health Services Hospital Incorporated Project (AGM Insured)	5.00	4-1-2024	500,000	529,009
Broome County NY Local Development Corporation United Health Services Hospital Incorporated Project (AGM Insured)	5.00	4-1-2025	500,000	541,713
New York NY Health & Hospital Corporation Revenue Health System Series A	5.00	2-15-2025	3,615,000	3,911,113
				4,981,835
Housing revenue: 1.57%
Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DBE-8063 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.89	10-1-2045	10,718,814	10,718,814
East Rochester NY Housing Authority Home Good Shepherd Project Series A (Citizens Bank LOC) ø	0.61	12-1-2036	2,260,000	2,260,000
New York Housing Finance Agency Revenue Affordable Housing Series J Climate	0.75	5-1-2025	8,250,000	7,829,757
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  17

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
New York Mortgage Agency Homeowner Revenue Series 183	3.50%	4-1-2022	$ 1,200,000	$ 1,200,000
New York NY Housing Development Corporation Series A-3	1.13	5-1-2060	4,000,000	3,883,027
New York NY Housing Development Corporation Series C-2	0.70	11-1-2060	1,000,000	938,123
				26,829,721
Industrial development revenue: 1.13%
New York Energy Research & Development Authority PCR Keyspan Generation Series A (Ambac Insured) €	1.25	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	12,750,000	13,030,028
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	5,250,000	5,474,997
				19,405,025
Miscellaneous revenue: 1.40%
New York IDA Series 2021A (AGM Insured)	5.00	1-1-2026	1,000,000	1,094,212
New York Revenue Anticipation Notes	1.00	6-30-2022	23,000,000	22,957,073
				24,051,285
Tax revenue: 0.29%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	1.29	11-1-2022	3,525,000	3,543,518
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1109 (Deutsche Bank LIQ) 144Aø	0.55	3-15-2048	1,447,500	1,447,500
				4,991,018
Transportation revenue: 2.84%
Metropolitan Transportation Authority Transportation Revenue BAN Series 2019F	5.00	11-15-2022	3,000,000	3,058,977
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	4,050,000	4,148,400
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	0.70	11-1-2041	6,255,000	6,240,485
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	0.94	11-15-2044	18,460,000	18,464,382
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ) 144Aø	0.63	1-1-2053	11,250,000	11,250,000
Triborough Bridge & Tunnel Authority Series 2013A (U.S. SOFR +0.38%) ±	0.57	1-1-2032	3,957,975	3,955,416
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2023	1,570,000	1,625,231
				48,742,891
Water & sewer revenue: 0.40%
New York Municipal Water Finance Authority Second General Resolution Revenue Bonds Series DD ø	0.70	6-15-2033	2,000,000	2,000,000
See accompanying notes to portfolio of investments

18  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New York Municipal Water Finance Authority Water & Sewer System Revenue Second General Resolution	4.00%	6-15-2024	$ 3,000,000	$ 3,132,449
New York Water Finance Authority Series DD	5.00	6-15-2025	1,535,000	1,676,143
				6,808,592
				216,218,102
North Carolina: 1.30%
Health revenue: 0.12%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E	0.80	1-15-2048	1,500,000	1,427,777
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	3.00	3-1-2023	200,000	200,050
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2024	215,000	218,274
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2025	265,000	269,582
				2,115,683
Industrial development revenue: 0.10%
Columbus County NC PCFA International Paper Company Project Series 2019C	2.10	3-1-2027	1,750,000	1,736,185
Miscellaneous revenue: 0.06%
Tender Option Bond Trust Receipts/Certificates Series 2021-XG0331 (Deutsche Bank LIQ) 144Aø	0.55	6-1-2048	1,015,500	1,015,500
Resource recovery revenue: 1.02%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	1.12	6-1-2038	17,500,000	17,494,365
				22,361,733
North Dakota: 1.21%
Miscellaneous revenue: 0.28%
Cass County ND Joint Water Resources District Refunding Temporary Improvement Series A	0.48	5-1-2024	5,000,000	4,781,321
Tax revenue: 0.93%
Mercer County ND Pollution Control Commercial Paper Notes Series 1	0.80	5-11-2022	16,000,000	15,999,638
				20,780,959
Ohio: 5.10%
Education revenue: 0.05%
Ohio Higher Educational Facility Commission	5.00	5-1-2025	885,000	956,061
GO revenue: 1.57%
Akron OH Refunding Bonds Series 2020	2.00	12-1-2022	1,135,000	1,138,846
Coshocton County OH Series 2021	1.00	12-29-2022	10,000,000	9,941,953
Newark OH Various Purpose BAN Series 2021	1.10	9-27-2022	2,900,000	2,893,657
Newark OH Various Purpose BAN Series 2021	1.10	9-27-2022	3,000,000	2,993,439
Newark OH Various Purpose BAN Series 2021	1.25	9-29-2022	3,500,000	3,494,743
Newark OH Various Purpose BAN Series 2022	2.00	3-23-2023	2,175,000	2,177,876
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  19

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Northwood OH BAN	1.00%	4-21-2022	$ 3,450,000	$ 3,449,980
Toledo OH Refunding Bond Limited Tax Various Purpose	3.00	12-1-2022	310,000	313,175
Toledo OH Refunding Bond Limited Tax Various Purpose	3.00	12-1-2023	440,000	447,313
				26,850,982
Health revenue: 0.41%
Allen County OH Mercy Health Hospital	5.00	12-1-2024	2,325,000	2,503,614
Ohio State Hospital Series 2021B ø	0.70	1-15-2049	4,500,000	4,500,000
				7,003,614
Housing revenue: 0.26%
Ohio HFA Series 2021 (Department of Housing and Urban Development Insured)	1.25	8-1-2024	4,500,000	4,451,020
Industrial development revenue: 1.40%
Ohio Air Quality Development Authority Exempt Facilities Revenue Bond ø	0.58	4-1-2051	24,000,000	24,000,000
Miscellaneous revenue: 0.71%
American Municipal Power Incorporated BAN Electric System Improvement	1.00	6-23-2022	2,500,000	2,498,682
American Municipal Power Incorporated BAN Electric System Improvement	1.25	11-30-2022	500,000	498,934
American Municipal Power Incorporated BAN Electric System Improvement	1.25	12-1-2022	600,000	598,637
Board of Education of Southeast Local School District Counties of Wayne Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2022	440,000	444,506
Board of Education of Southeast Local School District Counties of Wayne Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2023	585,000	595,108
Board of Education of Southeast Local School District Counties of Wayne Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2024	230,000	235,283
Lorain County OH BAN	1.50	5-4-2022	4,000,000	4,000,880
Orange Village OH Recreational Trail Special Assessment BAN Series 2021	0.20	8-25-2022	3,275,000	3,259,491
				12,131,521
Tax revenue: 0.36%
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022	4.00	12-1-2022	3,075,000	3,125,743
Lakewood OH Various Purpose Income Tax Revenue Notes Series 2022	1.75	3-16-2023	3,000,000	2,995,684
				6,121,427
Utilities revenue: 0.34%
American Municipal Power Incorporated BAN Electric System Improvement	5.00	2-15-2025	500,000	541,538
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	5,000,000	5,348,003
				5,889,541
				87,404,166
See accompanying notes to portfolio of investments

20  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 1.23%
Education revenue: 0.03%
University Oklahoma Revenue Refunding Bond General Series B	5.00%	7-1-2025	$ 510,000	$ 555,488
Health revenue: 0.78%
Oklahoma Development Finance Authority Health System Revenue ø	0.72	8-15-2031	13,260,000	13,260,000
Miscellaneous revenue: 0.42%
Canadian County OK Educational Facilities Authority Mustang Public Schools Project	3.00	9-1-2022	2,000,000	2,015,352
Kay County OK Public Building Authority	4.00	4-1-2022	400,000	400,000
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	455,916
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2023	330,000	337,500
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2024	525,000	542,909
Osage County OK Industrial Authority Use Tax Revenue Bond Anticipation Notes Series 2022	2.00	9-1-2023	3,500,000	3,481,336
				7,233,013
				21,048,501
Oregon: 0.83%
Airport revenue: 0.07%
Port of Portland OR Portland International Airport AMT	5.00	7-1-2022	1,200,000	1,210,764
Education revenue: 0.08%
Yamhill County OR Linfield University Project Series A	4.00	10-1-2022	500,000	505,859
Yamhill County OR Linfield University Project Series A	4.00	10-1-2024	850,000	877,582
				1,383,441
GO revenue: 0.04%
Morrow County OR Series 2021A	4.00	6-1-2024	325,000	336,741
Morrow County OR Series 2021A	4.00	6-1-2025	325,000	340,884
				677,625
Health revenue: 0.05%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,000,000	902,695
Industrial development revenue: 0.59%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	10,043,057
				14,217,582
Pennsylvania: 4.40%
Airport revenue: 0.26%
Philadelphia PA Airport Revenue Refunding Bond AMT Series C Private Activity	5.00	7-1-2022	2,750,000	2,772,774
Philadelphia PA Airport Revenue Refunding Bond Series A Private Activity	5.00	7-1-2025	1,545,000	1,677,743
				4,450,517
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  21

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 1.08%
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1	3.75%	5-1-2044	$ 2,000,000	$ 1,999,650
Delaware County PA Authority University Revenue Neumann University	5.00	10-1-2024	500,000	526,103
Delaware County PA Authority University Revenue Neumann University	5.00	10-1-2025	525,000	561,628
Huntington County PA General Authority Revenue Bond Series 2021 TT3	5.00	10-1-2025	355,000	383,446
Huntington County PA General Authority Revenue Bond Series 2021 TT3	5.00	10-1-2026	430,000	471,045
Northampton County General Purpose Authority College Revenue Refunding Bonds Series of 2003 (U.S. Bank NA SPA) ø	0.50	11-1-2023	150,000	150,000
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3	3.00	5-1-2033	1,880,000	1,881,470
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Revenue Bonds Series 2015B ø	0.74	9-1-2045	150,000	150,000
Philadelphia PA IDA Thomas Jefferson University Series B ø	0.74	9-1-2050	8,500,000	8,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.71	6-15-2039	3,935,000	3,935,000
				18,558,342
GO revenue: 0.31%
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2023	1,000,000	1,028,909
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	753,526
Dunmore PA Series A (AGM Insured)	2.00	9-1-2022	440,000	441,195
Dunmore PA Series A (AGM Insured)	2.00	9-1-2024	765,000	756,289
Dunmore PA Series A (AGM Insured)	2.00	9-1-2026	170,000	164,861
Hollidaysburg PA Area School District	4.00	7-15-2023	525,000	540,051
Octorara PA Area School District (AGM Insured)	4.00	4-1-2025	600,000	632,391
Riverside PA School District GO Bonds (BAM Insured)	3.00	10-15-2023	480,000	487,623
Riverside PA School District GO Bonds (BAM Insured)	4.00	10-15-2025	550,000	583,132
				5,387,977
Health revenue: 0.14%
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,269,177
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.74	9-1-2050	1,050,000	1,050,000
				2,319,177
Housing revenue: 1.32%
Pennsylvania HFA Limited Norris Homes Phase V	1.40	1-1-2043	10,500,000	10,476,798
Pennsylvania HFA Limited Obligation Multifamily Development Bonds Series 2022 (Department of Housing and Urban Development Insured)	1.50	7-1-2024	5,000,000	4,959,083
Pennsylvania HFA Single Family Series 2021-137	0.40	4-1-2023	325,000	320,649
See accompanying notes to portfolio of investments

22  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Pennsylvania HFA Single Family Series 2021-137	0.45%	10-1-2023	$ 325,000	$ 318,050
Pennsylvania HFA Special Limited Obligation Multifamily Development Bonds Series 2022 (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	6,675,000	6,569,221
				22,643,801
Industrial development revenue: 0.04%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2024	150,000	156,701
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2025	500,000	531,111
				687,812
Miscellaneous revenue: 0.41%
Pennsylvania EDFA Rapid Bridge Project	5.00	6-30-2022	2,000,000	2,017,880
Pennsylvania EDFA Refunding Bond Philadelphia Bioslides Facility	3.00	1-1-2024	865,000	875,151
Pittsburgh & Allegheny Counties PA Sports and Exhibition Authority Regional Asset District (AGM Insured)	4.00	2-1-2025	1,860,000	1,944,031
Southeastern Pennsylvania Transportation	5.00	6-1-2024	1,000,000	1,055,332
Southeastern Pennsylvania Transportation	5.00	6-1-2025	1,000,000	1,078,167
				6,970,561
Resource recovery revenue: 0.46%
Pennsylvania EDFA Solid Waste Disposal Refunding Revenue Bonds Series 2021B	1.10	6-1-2031	1,000,000	929,887
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2014A øø	0.23	6-1-2044	2,000,000	2,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series 2013 øø	0.45	8-1-2045	5,000,000	4,996,673
				7,926,560
Transportation revenue: 0.06%
Pennsylvania Turnpike Series B	5.00	12-1-2023	425,000	446,645
Pennsylvania Turnpike Series B	5.00	12-1-2024	450,000	485,421
				932,066
Water & sewer revenue: 0.32%
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2024	300,000	312,644
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2025	150,000	158,881
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	1.14	9-1-2040	5,000,000	5,013,884
				5,485,409
				75,362,222
Rhode Island: 0.36%
Health revenue: 0.30%
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2022	1,250,000	1,255,379
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  23

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00%	5-15-2023	$ 1,300,000	$ 1,343,587
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2024	2,475,000	2,621,464
				5,220,430
Miscellaneous revenue: 0.06%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00	9-15-2023	1,000,000	1,028,962
				6,249,392
South Carolina: 0.03%
Health revenue: 0.03%
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2022	455,000	455,000
South Dakota: 0.21%
Health revenue: 0.21%
Tender Option Bond Trust Receipts Series 2020-XG0302 (Barclays Bank plc LIQ) 144Aø	0.57	9-1-2050	3,675,000	3,675,000
Tennessee: 0.82%
Airport revenue: 0.17%
Shelby County TN Airport Authority Series 2021A	5.00	7-1-2025	2,750,000	2,956,782
Health revenue: 0.08%
Greeneville TN HEFA Board Series 2018A	5.00	7-1-2022	1,280,000	1,290,695
Housing revenue: 0.17%
Memphis TN Health Educational & Housing Facility Board MFHR Collateralized Memphis Towers	0.25	12-1-2023	3,000,000	2,971,064
Utilities revenue: 0.40%
Memphis TN Electric System Series A	4.00	12-1-2022	435,000	442,583
Memphis TN Electric System Series A	5.00	12-1-2023	425,000	447,074
Memphis TN Electric System Series A	5.00	12-1-2024	500,000	539,897
Tennessee Energy Acquisition Corporation Gas Project Series 2017A øø	4.00	5-1-2048	5,250,000	5,340,539
				6,770,093
				13,988,634
Texas: 10.91%
Airport revenue: 0.74%
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2024	5,000,000	5,354,898
Dallas Fort Worth TX International Airport Series A	5.00	11-1-2024	1,500,000	1,606,469
Houston TX Airport System Series C	5.00	7-1-2022	2,500,000	2,522,241
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2024	3,000,000	3,189,644
				12,673,252
See accompanying notes to portfolio of investments

24  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.11%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00%	2-15-2024	$ 110,000	$ 114,165
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2025	170,000	178,832
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2026	280,000	298,477
Hale Center TX Educational Facilities Corporation Revenue Improvement and Refunding Bonds Series 2022	5.00	3-1-2026	675,000	721,858
Odessa College District Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2023	500,000	513,907
				1,827,239
GO revenue: 2.63%
Andrews County TX Hospital District Series 2021	5.00	3-15-2025	1,140,000	1,226,364
Beaumont TX Certificate of Obligation Series 2021	5.00	3-1-2025	1,065,000	1,157,257
Beaumont TX Certificate of Obligation Series 2021	5.00	3-1-2026	1,120,000	1,246,607
Burleson TX Independent School District	2.50	2-1-2047	7,885,000	7,918,541
Fort Bend TX District #58 Series 2021 (BAM Insured)	3.00	4-1-2022	1,085,000	1,085,000
Fort Bend TX Independent School District School Building Series B	0.88	8-1-2050	3,180,000	3,035,789
Harris County TX Cypress-Fairbanks Independent High School Series B-1 øø	0.28	2-15-2040	3,825,000	3,658,649
Katy TX Independent School District School Building Bonds Series 2021C	1.50	8-15-2050	4,500,000	4,435,203
Little Elm TX Independent School Series 2020	0.68	8-15-2048	1,690,000	1,602,872
North East Texas Independent School District Unlimited Tax School Building Bonds Series 2013B	0.25	8-1-2032	3,325,000	3,325,000
Northside Texas Independent School District Building Project	1.60	8-1-2049	3,195,000	3,151,402
Plainview TX Independent School District Series B	1.50	2-15-2050	9,000,000	8,934,010
Port Arthur TX Certificate of Obligation (BAM Insured)	5.00	2-15-2023	565,000	581,374
Port Arthur TX Certificate of Obligation (BAM Insured)	5.00	2-15-2025	445,000	480,289
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1118 (Deutsche Bank LIQ) 144Aø	0.55	2-15-2056	1,295,000	1,295,000
Tomball TX Independent School District School Building Series B-1	0.45	2-15-2036	2,000,000	1,965,442
				45,098,799
Health revenue: 1.36%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) €	0.66	7-1-2031	8,550,000	8,550,000
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann	5.00	6-1-2032	3,000,000	3,214,341
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	0.90	5-15-2050	2,100,000	2,078,120
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) €	0.70	7-1-2031	6,525,000	6,525,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured) €	0.66	7-1-2031	3,000,000	3,000,000
				23,367,461
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  25

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 3.75%
Alamito TX Public Facilities Corporation MFHR Housing Authority of El Paso Rental Assistance Demonstration Conversion Program (Department of Housing and Urban Development Insured)	1.51%	5-1-2037	$10,000,000	$ 10,001,749
Austin TX Affordable PFC Incorporated MFHR Bridge Granada Apartments	1.46	6-1-2023	2,125,000	2,126,131
Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DBE-8054 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.89	8-1-2060	10,000,000	10,000,000
Galveston TX Public Facility Corporation MFHR Bonds Series 2021 (Department of Housing and Urban Development Insured)	0.47	8-1-2025	5,200,000	4,964,705
Housing Options Incorporated MFHR Bonds Brooks Manor The Oaks Project Series 2021	0.50	8-1-2041	6,250,000	5,839,603
Midland County TX Public Facility Corporation MFHR Palladium West Francis	0.35	6-1-2024	4,000,000	3,913,921
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured)	0.35	9-1-2023	6,500,000	6,395,813
Port Aransas TX Public Facilities Corporation MFHR Palladium Port Aransas Apartments	0.70	1-1-2024	6,400,000	6,339,020
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1109 (Deutsche Bank LIQ) 144Aø	0.74	7-1-2061	5,000,000	5,000,000
Texas Capital Area Housing Finance Agency MFHR Mission Trail at El Camino Real Apartments	2.10	9-1-2037	9,750,000	9,752,841
				64,333,783
Industrial development revenue: 0.92%
Austin TX Convention First Tier Series A	5.00	1-1-2023	750,000	762,551
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project ø	0.56	6-1-2041	15,000,000	15,000,000
				15,762,551
Miscellaneous revenue: 0.06%
Dallas TX Performing Arts Cultural Facilities Corporation Revenue Bonds Series 2008A (Bank of America NA LOC) ø	0.53	9-1-2041	453,000	453,000
Wise County TX Lease Revenue Refunding Parker County Junior College	5.00	8-15-2024	450,000	481,439
				934,439
Resource recovery revenue: 0.64%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.78	11-1-2040	11,000,000	11,000,000
Tax revenue: 0.04%
Houston TX East Downtown RDA Series 2021	5.00	9-1-2022	725,000	735,432
Transportation revenue: 0.15%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,500,000	2,631,317
Utilities revenue: 0.51%
Lower Colorado River Authority Series 2022	5.00	5-15-2023	395,000	409,267
See accompanying notes to portfolio of investments

26  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Lower Colorado River Authority Series 2022	5.00%	5-15-2025	$ 2,670,000	$ 2,904,509
Lower Colorado River Authority Series 2022 (AGM Insured)	5.00	5-15-2026	1,805,000	2,013,349
Texas Municipal Gas Acquisition & Supply Corporation Series 2021	5.00	12-15-2024	1,500,000	1,582,336
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2024	750,000	765,936
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2025	1,000,000	1,026,377
				8,701,774
				187,066,047
Utah: 0.08%
Airport revenue: 0.08%
Salt Lake City UT Salt Lake City International Airport Airport Revenue Bonds Series 2021A	5.00	7-1-2025	1,325,000	1,425,060
Vermont: 0.11%
Education revenue: 0.11%
Vermont Educational & Health Buildings St. Michaels College Project	5.00	10-1-2023	1,185,000	1,201,830
Vermont Educational & Health Buildings St. Michaels College Project	5.00	10-1-2024	675,000	683,307
				1,885,137
Virginia: 2.07%
Education revenue: 0.05%
Virginia College Building Authority Regent University Project	5.00	6-1-2022	150,000	150,855
Virginia College Building Authority Regent University Project	5.00	6-1-2023	250,000	258,269
Virginia College Building Authority Regent University Project	5.00	6-1-2024	225,000	236,042
Virginia College Building Authority Regent University Project	5.00	6-1-2025	250,000	266,868
				912,034
Health revenue: 0.06%
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2023	500,000	510,636
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2024	500,000	522,224
				1,032,860
Housing revenue: 0.13%
Spotsylvania VA EDA Virginia Housing Revenue Bonds Series 2022 (FHA / GNMA Insured)	1.50	8-1-2022	2,300,000	2,301,307
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  27

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.35%
Louisa VA IDA Pollution Control Virginia Electric & Power Company Series A	1.90%	11-1-2035	$ 4,000,000	$ 3,993,932
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	2,000,000	1,999,633
				5,993,565
Miscellaneous revenue: 0.17%
Louisa VA IDA Electric and Power Company Project Series A	0.75	11-1-2035	3,000,000	2,830,064
Transportation revenue: 0.67%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	3,520,000	3,677,104
Virginia Small Business Financing Authority Revenue Bonds Series 2012	5.50	1-1-2042	7,750,000	7,815,432
				11,492,536
Utilities revenue: 0.64%
Halifax County VA Electric and Power Company Project ø	0.45	12-1-2041	4,000,000	4,000,000
Halifax County VA IDA Recovery Zone Facility Revenue Bonds Series 2010A	1.65	12-1-2041	3,500,000	3,454,936
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond	1.20	11-1-2040	3,525,000	3,446,394
				10,901,330
				35,463,696
Washington: 0.46%
Airport revenue: 0.16%
Port of Seattle WA AMT Intermediate Lien Series C	5.00	4-1-2025	2,500,000	2,669,718
Health revenue: 0.04%
Washington HCFR Series 2021 144A	5.00	12-1-2022	230,000	235,419
Washington HCFR Series 2021 144A	5.00	12-1-2023	250,000	262,480
Washington HCFR Series 2021 144A	5.00	12-1-2024	195,000	209,665
				707,564
Housing revenue: 0.26%
Everett WA Housing Authority MFHR Baker Heights Legacy	0.30	9-1-2024	2,500,000	2,430,801
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,063,397
				4,494,198
				7,871,480
West Virginia: 1.39%
Health revenue: 0.48%
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2022	4,000,000	4,022,806
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2024	4,000,000	4,229,133
				8,251,939
See accompanying notes to portfolio of investments

28  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.17%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Appalachian Power Company	0.63%	12-1-2038	$ 3,000,000	$ 2,813,448
Utilities revenue: 0.74%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Amos Project	1.00	1-1-2041	9,900,000	9,451,394
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Bonds Wheeling Power Company Mitchell Project Series 2013A øø	3.00	6-1-2037	3,250,000	3,250,000
				12,701,394
				23,766,781
Wisconsin: 2.57%
Education revenue: 0.03%
Wisconsin HEFA Revenue Various Refunding Bond Medical College Series B (U.S. Bank NA LOC) ø	0.38	12-1-2033	500,000	500,000
GO revenue: 0.29%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	445,491
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	980,559
Waukesha WI Series 2021A	2.00	7-1-2022	3,500,000	3,502,932
				4,928,982
Health revenue: 1.33%
PFA Wisconsin Hospital Renown Regional Medical Center Project Series A	5.00	6-1-2025	385,000	419,138
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	1.04	8-15-2054	7,065,000	7,074,827
Wisconsin HEFA Marshfield Clinic Health System Incorporated øø	5.00	2-15-2052	10,000,000	10,658,569
Wisconsin HEFA Revenue Bonds Series 2022A ø	0.76	2-15-2053	2,000,000	2,000,000
Wisconsin HEFA Series 2022%%	4.00	9-15-2023	710,000	719,166
Wisconsin HEFA Series 2022%%	4.00	9-15-2024	735,000	752,417
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2022	120,000	121,184
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2023	125,000	128,193
Wisconsin HEFA St. Camillus Health System Series A	5.00	7-1-2024	945,000	1,006,827
				22,880,321
Housing revenue: 0.78%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2871 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.73	11-1-2025	13,403,000	13,403,000
Miscellaneous revenue: 0.06%
Clayton WI BAN Series B	2.00	6-1-2026	1,000,000	961,420
Water & sewer revenue: 0.08%
Clayton WI Water System and Sewer System Series C	2.00	6-1-2026	1,500,000	1,442,130
				44,115,853
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  29

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wyoming: 0.18%
Health revenue: 0.05%
Laramie County WY Series 2021	4.00%	5-1-2025	$ 750,000	$ 791,965
Housing revenue: 0.13%
Wyoming CDA Housing Revenue Bonds 2021 Series B	0.25	12-1-2022	1,135,000	1,126,178
Wyoming CDA Housing Revenue Bonds 2021 Series B	0.35	12-1-2023	1,235,000	1,203,000
				2,329,178
				3,121,143
Total Municipal obligations (Cost $1,671,853,628)				1,654,788,237

		Yield	Shares
Short-term investments: 0.43%
Investment companies: 0.43%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.30	7,407,815	7,411,519
Total Short-term investments (Cost $7,411,519)				7,411,519
Total investments in securities (Cost $1,729,465,147)	99.89%			1,712,399,756
Other assets and liabilities, net	0.11			1,842,468
Total net assets	100.00%			$1,714,242,224

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

30  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$22,974,666	$857,084,623	$(872,650,837)	$3,067	$0	$7,411,519	7,407,815	$3,653
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  31

Notes to portfolio of investments—March 31, 2022 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$50,200,000	$0	$50,200,000
Municipal obligations	0	1,654,788,237	0	1,654,788,237
Short-term investments
Investment companies	7,411,519	0	0	7,411,519
Total assets	$7,411,519	$1,704,988,237	$0	$1,712,399,756
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

32  |  Allspring Ultra Short-Term Municipal Income Fund